Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares, issued and outstanding	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Highway Holdings Limited’s Shareholders’ equity	Non- controlling interests	Total
Beginning balance at Mar. 31, 2023	$ 41	$ 12,003	$ (3,396)	$ (444)	$ 8,204	$ 12	$ 8,216
Beginning balance (in Shares) at Mar. 31, 2023	4,087
Exercise of share options	$ 0	59			59		59
Exercise of share options (in Shares)	30
Share-based compensation	$ 3	55			58		58
Share-based compensation (in Shares)	300
Net (loss) income			(959)		(959)	(19)	(978)
Cash dividends			(660)		(660)		(660)
Translation adjustments				(57)	(57)		(57)
Ending balance at Mar. 31, 2024	$ 44	12,117	(5,015)	(501)	6,645	(7)	6,638
Ending balance (in Shares) at Mar. 31, 2024	4,417
Shares cancelled	$ 0				0		0
Shares cancelled (in Shares)	(15)
Share-based compensation		61			61		61
Share-based compensation (in Shares)
Net (loss) income			106		106	3	109
Cash dividends			(528)		(528)		(528)
Translation adjustments				(15)	(15)	2	(13)
Ending balance at Mar. 31, 2025	$ 44	12,178	(5,437)	(516)	6,269	(2)	6,267
Ending balance (in Shares) at Mar. 31, 2025	4,402
Share-based compensation	$ 2	180			182		182
Share-based compensation (in Shares)	160
Issuance of common shares for business acquisition	$ 0	57			57	566	623
Issuance of common shares for business acquisition (in Shares)	65
Net (loss) income			(1,524)		(1,524)	(20)	(1,544)
Translation adjustments				(94)	(94)		(94)
Ending balance at Mar. 31, 2026	$ 46	$ 12,417	$ (6,961)	$ (610)	$ 4,892	$ 544	$ 5,436
Ending balance (in Shares) at Mar. 31, 2026	4,627